Related-party Transactions (Details 3) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisition of property, plant and equipment		$ 4,350	$ 7,391	$ 368,497
Associates [member]
Acquisition of property, plant and equipment	[1]	1,549	7,391	368,171
Others [member]
Acquisition of property, plant and equipment	[1]	$ 2,801	$ 0	$ 326

[1]	In May 2015, the Company ceased having significant influence over Qisda, as such Qisda was no longer an associate. However, Qisda and its subsidiaries still remained as a related party and the related transaction amounts starting from June 2015 are included in the “Others” category.